GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, Wisconsin  53202-3590

Telephone:  (414) 273-3500  Fax:  (414) 273-5198

March 4, 2005

VIA EDGAR

U.S. Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C.  20549

RE:  Grand Prix Funds, Inc. (the “Fund”) (Registration Nos. 333-39133; 811-8461)

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment No. 14 to the Fund’s Registration Statement on Form N-1A as required by Rule 497(c) under the Securities Act, in accordance with Rule 497(j) under such Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund’s Post-Effective Amendment No. 14, and (ii) the text of Post-Effective Amendment No. 14 was filed electronically via EDGAR on February 25, 2005 (with an effective date of February 28, 2005).

Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Steven Scrogham

Steven Scrogham

cc:

Robert Zuccaro

Michael Ricks

Carol A. Gehl

Ellen Drought